Cover	Aug. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2022
Entity File Number	001-39783
Entity Registrant Name	Delwinds Insurance Acquisition Corp.
Entity Central Index Key	0001812360
Entity Tax Identification Number	85-1050265
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One City Centre
Entity Address, Address Line Two	1021 Main Street
Entity Address, Address Line Three	Suite 1960
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	337-4077
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	DWIN.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DWIN
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	DWIN.WS
Security Exchange Name	NYSE